AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.2%
Health Care - 18.8%
Biotechnology - 8.7%
Alexion Pharmaceuticals, Inc. (a)	26,020	$2,621,775
Biogen, Inc. (a)	9,828	2,159,703
Gilead Sciences, Inc.	59,620	3,788,255
Regeneron Pharmaceuticals, Inc. (a)	17,230	4,997,562
Vertex Pharmaceuticals, Inc. (a)	41,448	7,461,469

		21,028,764

Health Care Providers & Services - 6.9%
Anthem, Inc.	12,980	3,394,530
Cigna Corp. (a)	11,488	1,768,807
Quest Diagnostics, Inc.	21,060	2,155,912
UnitedHealth Group, Inc.	40,596	9,499,464

		16,818,713

Pharmaceuticals - 3.2%
Pfizer, Inc.	82,250	2,923,987
Roche Holding AG (Sponsored ADR)	141,310	4,829,976

		7,753,963

		45,601,440

Communication Services - 17.9%
Diversified Telecommunication Services - 4.8%
Verizon Communications, Inc.	197,210	11,469,734

Entertainment - 1.2%
Electronic Arts, Inc. (a)	31,360	2,937,805

Interactive Media & Services - 7.8%
Alphabet, Inc.-Class C (a)	8,077	9,596,284
Facebook, Inc.-Class A (a)	50,450	9,367,051

		18,963,335

Media - 4.1%
Comcast Corp.-Class A	164,024	7,259,702
Discovery, Inc.-Class A (a)(b)	96,417	2,661,109

		9,920,811

		43,291,685

Financials - 14.7%
Banks - 4.8%
JPMorgan Chase & Co.	62,420	6,857,461
Wells Fargo & Co.	100,540	4,682,148

		11,539,609

Capital Markets - 0.8%
TD Ameritrade Holding Corp.	43,230	1,919,844

Consumer Finance - 1.4%
Capital One Financial Corp.	38,720	3,353,927

Company	Shares	U.S. $ Value
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc.-Class B (a)	35,080	$7,135,623

Insurance - 4.8%
Allstate Corp. (The)	37,080	3,796,621
Fidelity National Financial, Inc.	86,339	3,793,736
Reinsurance Group of America, Inc.-Class A	26,750	4,118,697

		11,709,054

		35,658,057

Information Technology - 12.8%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	13,633	1,754,976

Electronic Equipment, Instruments & Components - 3.1%
Dolby Laboratories, Inc.-Class A	72,564	4,467,040
Keysight Technologies, Inc. (a)	17,410	1,686,332
Littelfuse, Inc.	8,381	1,308,023

		7,461,395

IT Services - 3.9%
Akamai Technologies, Inc. (a)	18,650	1,662,274
Leidos Holdings, Inc.	27,570	2,408,515
MAXIMUS, Inc.	11,940	918,664
Visa, Inc.-Class A	23,790	4,301,708

		9,291,161

Software - 5.1%
Microsoft Corp.	90,210	12,436,351

		30,943,883

Industrials - 8.6%
Aerospace & Defense - 3.5%
Hexcel Corp.	20,594	1,732,985
Raytheon Co.	36,347	6,735,826

		8,468,811

Airlines - 0.7%
Southwest Airlines Co.	33,011	1,727,136

Building Products - 0.7%
Allegion PLC	18,489	1,779,936

Machinery - 2.5%
Altra Industrial Motion Corp.	87,050	2,262,429
Crane Co.	38,095	2,904,363
Parker-Hannifin Corp.	5,430	900,131

		6,066,923

Road & Rail - 1.2%
Kansas City Southern	14,620	1,839,196
Saia, Inc. (a)	11,465	980,716

		2,819,912

		20,862,718

Company	Shares	U.S. $ Value
Consumer Discretionary - 6.7%
Auto Components - 0.8%
Gentex Corp.	73,170	$1,946,322

Household Durables - 1.7%
DR Horton, Inc.	50,440	2,495,267
Garmin Ltd.	21,070	1,718,680

		4,213,947

Internet & Direct Marketing Retail - 1.2%
Booking Holdings, Inc. (a)	1,480	2,910,287

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	13,960	1,925,782
Home Depot, Inc. (The)	10,960	2,497,893
Murphy USA, Inc. (a)	22,790	2,037,426
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,830	672,776

		7,133,877

		16,204,433

Consumer Staples - 4.8%
Beverages - 1.2%
Monster Beverage Corp. (a)	47,850	2,807,359

Food & Staples Retailing - 3.6%
Walmart, Inc.	76,110	8,696,329

		11,503,688

Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Regency Centers Corp.	58,147	3,751,063

Real Estate Management & Development - 2.8%
CBRE Group, Inc.-Class A (a)	128,700	6,727,149

		10,478,212

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
ConocoPhillips	62,820	3,277,948
Phillips 66	53,620	5,288,540

		8,566,488

Total Common Stocks (cost $202,349,728)		223,110,604

SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (c)(d)(e) (cost $18,993,510)	18,993,510	18,993,510

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $221,343,238)		242,104,114

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (c)(d)(e) (cost $4,987)	4,987	$4,987

Total Investments - 100.0% (cost $221,348,225) (f)		242,109,101
Other assets less liabilities - 0.0%		(23,091)

Net Assets - 100.0%		$242,086,010

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,425,244 and gross unrealized depreciation of investments was $(5,664,368), resulting in net unrealized appreciation of $20,760,876.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Core Opportunities Fund, Inc.

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$223,110,604		$	– 0	–	$	– 0	–	$223,110,604
Short-Term Investments	18,993,510			– 0	–		– 0	–	18,993,510
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,987			– 0	–		– 0	–	4,987

Total Investments in Securities	242,109,101			– 0	–		– 0	–	242,109,101
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$242,109,101		$	– 0	–	$	– 0	–	$242,109,101

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$32,947		$71,866	$85,819	$18,994	$391
Government Money Market Portfolio*	– 0	–	6	1	5	– 0	–

Total	$32,947		$71,872	$85,820	$18,999	$391

*	Investments of cash collateral for securities lending transactions.